Note 10 - Share-based Payments (Details Textual)		9 Months Ended			12 Months Ended
	Dec. 31, 2017 Rate shares	Sep. 30, 2018 CAD ($)	Sep. 30, 2017 CAD ($)	Sep. 30, 2016 CAD ($)	Dec. 31, 2017 Rate shares	Dec. 31, 2016
Statement Line Items [Line Items]
Option life, share options granted		3	3	2.58
Weighted average remaining contractual life of outstanding share options	2.77	2.51			2.77	0.86
Share-based payment arrangements, option vesting period						270 days
Share-based payment arrangements, option vesting period, required period before vesting begins					90 days
Risk free interest rate, share options granted		1.39%	85.00%	0.44%
Expected dividend, share options granted		$ 0	$ 0	$ 0
Expected volatility, share options granted		97.00%	48.00%	58.00%
Exercise price, share options granted		$ 0.21	$ 0.21	$ 0.21
Weighted average share price, share options granted		$ 0.21	$ 0.21	$ 0.21
Forfeiture rate, share options granted		0.00%	0.00%	0.00%
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted		$ 0.12	$ 0.0762	$ 0.2641
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options		0.23	0.24	0.77
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options		$ 0.20	$ 0.13	$ 0.13
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	7,105,838				7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares | Rate	500.00%				500.00%
Weighted average remaining contractual life of outstanding share options		1.97	1.3	1.38
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10
Stock options vested immediately [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares					1,995,000
Stock options will vest upon achievements of non-market conditions [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares					185,000
Stock options that will vest quarterly over 3 years [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares					1,832,000
Share-based payment arrangements, option vesting period					3 years